July 2, 2019

VIA EDGAR

EDGAR Operations Branch

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Virtus Global Dividend & Income Fund Inc.

- Registration Statement on Form N-14

CIK 0000836412

Ladies and Gentlemen:

Pursuant to the Securities Act of 1933, as amended, and the General Rules and Regulations thereunder, enclosed for filing electronically is a Registration Statement on Form N-14 of Virtus Global Dividend & Income Fund Inc. (the “Fund”). This filing relates to the acquisition of the assets of Virtus Total Return Fund Inc. by and in exchange for shares of the Fund.

Any questions or comments with respect to this filing may be directed to the undersigned at (202) 775-1227.

Very truly yours,

/s/ Arie Heijkoop, Jr.

Arie Heijkoop, Jr.

Enclosures

cc:	William Renahan, Esq.

Linda Miller